Quarterly Report
May 31, 2020
MFS®  Blended Research®
Emerging Markets Equity Fund

Portfolio of Investments
5/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 95.5%
Airlines – 0.4%
Malaysia Airports Holdings Berhad	127,500	$146,636
Alcoholic Beverages – 1.8%
China Resources Beer Holdings Co. Ltd.	20,000	$105,915
Kweichow Moutai Co. Ltd., “A”	1,897	362,802
Thai Beverage PLC	468,200	208,781
		$677,498
Apparel Manufacturers – 1.6%
ANTA Sports Products Ltd.	23,000	$205,031
Li Ning Co. Ltd.	55,000	184,481
Pou Chen Corp.	205,000	201,757
		$591,269
Automotive – 1.4%
BAIC Motor Corp. Ltd., “H”	233,500	$93,985
Hotai Motor Co. Ltd.	8,000	142,814
Kia Motors Corp.	4,917	135,982
Zhongsheng Group Holdings Ltd.	26,500	136,064
		$508,845
Brokerage & Asset Managers – 0.2%
Bolsa Mexicana de Valores S.A. de C.V.	38,920	$74,577
Business Services – 1.8%
HCL Technologies Ltd.	10,326	$75,141
Infosys Ltd.	64,655	590,833
		$665,974
Computer Software - Systems – 1.7%
Chinasoft International Ltd. (a)	280,000	$139,431
Hon Hai Precision Industry Co. Ltd.	135,000	340,816
Pegatron Corp.	64,000	137,486
		$617,733
Conglomerates – 0.3%
CITIC Pacific Ltd.	117,000	$111,091
Construction – 1.8%
Anhui Conch Cement Co. Ltd.	49,500	$370,699
Asia Cement Corp.	81,000	117,487
Taiwan Cement Corp.	130,486	184,919
		$673,105
Consumer Products – 0.8%
Hindustan Unilever Ltd.	11,320	$307,992
Consumer Services – 0.3%
Localiza Rent a Car S.A.	14,115	$101,783
Electronics – 12.7%
E Ink Holdings, Inc.	92,000	$124,403
LG Electronics, Inc.	3,690	176,686
Luxshare Precision Industry Co. Ltd.	14,500	90,300
Powertech Technology, Inc.	67,000	216,453
Samsung Electronics Co. Ltd.	41,588	1,702,541

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Taiwan Semiconductor Manufacturing Co. Ltd.	218,000	$2,120,100
United Microelectronics Corp.	412,000	212,003
		$4,642,486
Energy - Independent – 1.5%
CNOOC Ltd.	230,000	$256,067
Hindustan Petroleum Corp. Ltd.	56,063	144,242
Reliance Industries Ltd.	6,800	131,690
		$531,999
Energy - Integrated – 4.1%
China Petroleum & Chemical Corp.	1,200,000	$555,764
LUKOIL PJSC, ADR	8,486	634,217
Oil & Natural Gas Corp. Ltd.	127,339	140,110
PetroChina Co. Ltd.	552,000	189,424
		$1,519,515
Engineering - Construction – 0.2%
China Communications Construction Co. Ltd.	123,000	$78,229
Food & Beverages – 1.7%
AVI Ltd.	55,214	$227,507
Inner Mongolia Yili Industrial Group Co. Ltd., “A” (a)	29,864	118,903
JBS S.A.	20,602	84,820
Orion Corp.	1,837	195,796
		$627,026
Food & Drug Stores – 0.8%
Raia Drogasil S.A.	5,864	$120,263
SPAR Group Ltd.	11,911	118,886
Sun Art Retail Group Ltd.	44,500	68,086
		$307,235
Gaming & Lodging – 0.8%
Genting Berhad	298,800	$274,917
General Merchandise – 1.3%
Bim Birlesik Magazalar A.S.	12,436	$118,586
Lojas Renner S.A.	47,965	346,504
		$465,090
Health Maintenance Organizations – 0.4%
Qualicorp S.A.	32,565	$144,752
Insurance – 3.0%
AIA Group Ltd.	23,200	$188,108
China Pacific Insurance Co. Ltd.	159,000	436,909
PICC Property & Casualty Co. Ltd.	118,000	102,145
Samsung Fire & Marine Insurance Co. Ltd.	2,646	389,919
		$1,117,081
Internet – 15.4%
Alibaba Group Holding Ltd., ADR (a)	10,270	$2,129,895
Naspers Ltd.	597	94,839
NAVER Corp.	2,082	379,936
NetEase.com, Inc., ADR	1,330	509,257
Tencent Holdings Ltd.	47,500	2,514,868
		$5,628,795

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 1.8%
Doosan Bobcat, Inc.	16,269	$311,337
Sinotruk Hong Kong Ltd.	71,500	173,596
Zhengzhou Yutong Bus Co. Ltd., “A”	94,590	160,174
		$645,107
Major Banks – 5.8%
ABSA Group Ltd.	51,235	$238,043
Bank of China Ltd.	751,000	274,183
China Construction Bank	1,168,000	917,644
Industrial & Commercial Bank of China, “H”	930,000	599,884
Nedbank Group Ltd.	16,498	93,374
		$2,123,128
Medical & Health Technology & Services – 0.1%
Netcare Ltd.	63,058	$51,123
Metals & Mining – 2.6%
Kumba Iron Ore Ltd.	7,373	$199,246
MMC Norilsk Nickel PJSC, ADR	14,459	455,884
POSCO	2,033	297,124
		$952,254
Natural Gas - Pipeline – 0.4%
Petronet LNG Ltd.	43,084	$143,896
Network & Telecom – 0.4%
VTech Holdings Ltd.	25,400	$153,190
Oil Services – 0.6%
Star Petroleum Refining PLC, “A”	1,033,900	$219,391
Other Banks & Diversified Financials – 8.9%
Banco de Oro Unibank, Inc.	63,710	$126,363
Banco Macro S.A., ADR (a)	3,503	60,111
Bancolombia S.A., ADR	7,122	184,175
Bank Rakyat Indonesia	1,235,100	249,387
BNK Financial Group, Inc.	18,532	76,016
BOC Aviation Ltd. (n)	20,100	110,464
E.Sun Financial Holding Co. Ltd.	446,000	395,867
Federal Bank Ltd.	378,776	224,913
Grupo Financiero Inbursa S.A. de C.V. (a)	81,378	55,782
Hacı Ömer Sabancı Holding A.S.	88,023	107,015
Hana Financial Group, Inc.	9,633	231,404
HDFC Bank Ltd., ADR	2,845	119,006
Industrial Bank of Korea	14,420	96,409
KB Financial Group, Inc.	9,125	250,515
Komercni Banka A.S. (a)	11,680	250,057
Metropolitan Bank & Trust Co.	139,440	96,963
Sberbank of Russia PJSC, ADR	48,207	547,988
Turkiye Garanti Bankasi A.S. (a)	80,317	91,999
		$3,274,434
Pharmaceuticals – 2.3%
Ajanta Pharma Ltd.	9,397	$189,385
China Medical System Holdings Ltd.	111,000	126,444
Gedeon Richter PLC	12,196	266,397
Genomma Lab Internacional S.A., “B” (a)	105,281	95,954
Kalbe Farma Tbk PT	870,700	84,328

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Luye Pharma Group Ltd.	177,030	$88,384
		$850,892
Precious Metals & Minerals – 0.3%
Harmony Gold, ADR (a)	32,816	$109,277
Railroad & Shipping – 0.4%
DP World Ltd.	8,773	$138,175
Real Estate – 3.7%
Concentradora Fibra Danhos S.A. de C.V., REIT	80,302	$74,202
Country Garden Holdings Co. Ltd.	63,000	77,861
Country Garden Services Holdings Co. Ltd. (a)	33,000	154,538
Embassy Office Parks, REIT	15,200	66,472
Fibra Uno Administracion S.A. de C.V., REIT	240,652	183,518
Fortress REIT Ltd.	83,955	53,599
Kaisa Group Holdings Ltd.	319,000	116,464
Longfor Properties Co. Ltd.	95,500	432,439
Shimao Property Holdings Ltd.	46,000	191,085
		$1,350,178
Restaurants – 1.4%
Alsea S.A.B. de C.V. (a)	153,644	$129,916
Yum China Holdings, Inc.	7,984	369,979
		$499,895
Specialty Chemicals – 2.9%
Asian Paints Ltd.	13,285	$295,703
Lotte Chemical Corp.	523	79,393
Muyuan Foodstuff Co. Ltd.	11,000	185,021
PTT Global Chemical PLC	228,100	308,340
Wens Foodstuff Group Co. Ltd., “A”	30,700	120,384
Wens Foodstuff Group Co. Ltd., “A”	24,700	91,360
		$1,080,201
Specialty Stores – 2.1%
JD.com, Inc., ADR (a)	5,716	$310,550
Vipshop Holdings Ltd., ADR (a)	26,519	459,840
		$770,390
Telecommunications - Wireless – 1.1%
Advanced Info Service Public Co. Ltd.	27,800	$165,175
Mobile TeleSystems PJSC, ADR	13,005	115,614
PLDT, Inc.	4,535	114,226
		$395,015
Telephone Services – 3.3%
Hellenic Telecommunications Organization S.A.	39,030	$548,498
KT Corp., ADR	13,391	130,429
PT Telekomunikasi Indonesia	1,624,100	350,165
Telekomunikacja Polska S.A. (a)	68,359	111,118
Turk Telekomunikasyon A.S. (a)	64,741	70,459
		$1,210,669
Utilities - Electric Power – 3.4%
Energisa S.A.	38,700	$344,480
ENGIE Energía Brasil S.A.	54,365	432,064
NTPC Ltd.	292,433	378,418

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Terna Participacoes S.A., IEU	15,146	$81,005
		$1,235,967
Total Common Stocks		$35,016,810
Preferred Stocks – 2.3%
Apparel Manufacturers – 0.2%
Alpargatas S.A.	14,400	$67,004
Electronics – 0.8%
Samsung Electronics Co. Ltd.	8,111	$280,638
Major Banks – 1.1%
Banco Bradesco S.A.	116,593	$414,039
Utilities - Electric Power – 0.2%
Companhia Paranaense de Energia	6,255	$74,198
Total Preferred Stocks		$835,879
	Strike Price	First Exercise
Rights – 0.0%
Energy - Independent – 0.0%
Reliance Industries Ltd. (1 Share for 1 Right) (a)	INR 1,257	8/31/20	453	$1,330

Investment Companies (h) – 2.3%
Money Market Funds – 2.3%
MFS Institutional Money Market Portfolio, 0.19% (v)	847,537	$847,621

Other Assets, Less Liabilities – (0.1)%		(37,905)
Net Assets – 100.0%		$36,663,735
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $847,621 and $35,854,019, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $110,464, representing 0.3% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
IEU	International Equity Unit
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
INR	Indian Rupee
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$13,719,640	$—	$—	$13,719,640
South Korea	4,734,125	—	—	4,734,125
Taiwan	4,194,105	—	—	4,194,105
India	2,809,131	—	—	2,809,131
Brazil	2,210,912	—	—	2,210,912
Russia	115,614	1,638,089	—	1,753,703
South Africa	573,371	612,523	—	1,185,894
Thailand	373,956	527,731	—	901,687
Indonesia	683,880	—	—	683,880
Other Countries	3,394,545	266,397	—	3,660,942
Mutual Funds	847,621	—	—	847,621
Total	$33,656,900	$3,044,740	$—	$36,701,640
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$418,199	$22,960,106	$22,530,695	$50	$(39)	$847,621
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$6,260	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2020, are as follows:
China	37.4%
South Korea	12.9%
Taiwan	11.4%
India	7.7%
Brazil	6.0%
Russia	4.8%
South Africa	3.2%
Thailand	2.5%
United States	2.1%
Other Countries	12.0%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.